Remuneration and other benefits paid to the Bank’s directors and senior managers - Schedule summarising remuneration related to multi-annual variable objectives, Senior management (Details)
€ in Thousands
	12 Months Ended
	Dec. 31, 2024 EUR (€) employee people	Dec. 31, 2023 EUR (€) people employee	Dec. 31, 2022 employee
Disclosure of transactions between related parties [line items]
Number of persons | employee	206,753	212,764	206,462
Senior Management
Disclosure of transactions between related parties [line items]
Number of persons | people	14	14
Senior Management | Deferred variable compensation plan linked to multiannual objectives
Disclosure of transactions between related parties [line items]
Number of persons | employee	14	14
Cash payment	€ 3,485	€ 3,380
Instrument payment	3,486	3,381
Total	€ 6,971	€ 6,761